CONVERTIBLE BONDS (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value and Carrying Value of Convertible Bonds

As of December 31, 2012 and September 30, 2013, the fair value and carrying value of the convertible bonds is as follows:

	As of December 31,	As of September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)
Fair value *	486,767	568,869	92,952
Carrying value	368,590	477,635	78,045

*	The fair value of the convertible bonds is determined using binomial model using significant unobservable inputs (level 3) with reference to market quote on the trade price of the convertible bonds as of December 31, 2012 and September 30, 2013, respectively.